Rule 497(e)
File Nos. 333-203262 and 811-05817

SMART TRACK II - 5 YEAR VARIABLE ANNUITY

An individual flexible premium variable annuity
Issued by Great-West Life & Annuity Insurance Company

Supplement dated January 8, 2016
to the Prospectus dated December 23, 2015

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Smart Track II - 5 Year Variable Annuity Prospectus dated December 23, 2015 (the “Prospectus”). This Supplement must be accompanied by, or read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please call the Retirement Resource Operations Center toll-free at (877) 723-8723.

Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts purchased during the effective dates detailed below. This Supplement also declares the Bonus Rate applicable to the Enhanced Withdrawal Fixed GLWB Rider (the “Bonus Rate”) and the Roll-Up Rate applicable to the Roll-Up Fixed GLWB Rider (the “Roll-Up Rate”) for Contracts purchased during the effective dates detailed below.

The following terms apply only to Smart Track II - 5 Year variable annuity applications received by us in good order between January 15, 2016 and April 30, 2016. If we file a new Rate Sheet Supplement that takes effect before April 30, 2016, the terms of this Supplement will be superseded by the terms of the new Rate Sheet Supplement. In order to receive the declared GAW%, Joint GAW%, Bonus Rate, or Roll-Up Rate, your application must be received by us in good order within this time period. Terms reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. This Supplement replaces and supersedes any previously issued Rate Sheet Supplements. We will provide a minimum of 10 days prior notice of new rates declared in Rate Sheet Supplements.

Please contact us at the Retirement Resource Operations Center with any questions regarding this Supplement.

Lifetime Income Lock Fixed GLWB Rider:

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%

T-Note Tracker GLWB Rider:

The GAW% for a single Covered Person, subject to a minimum and maximum GAW%, is based on the age of the

Covered Person according to the following schedule:

GAW% Table
10-Year Treasury Yield	Age 59½ - 64	Age 65 - 69	Age 70 +
<4%	3.00%	4.00%	4.50%
4% - 4.99%	3.15%	4.50%	4.95%
5% - 5.99%	3.85%	5.50%	6.05%
6% - 6.99%	4.55%	6.50%	7.15%
7% - 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8.00%	8.30%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This is the Joint GAW% and is based on the following table:

Joint GAW% Table
10-Year Treasury Yield	Age 59½ - 64	Age 65 - 69	Age 70 +
<4%	2.70%	3.60%	4.05%
4% - 4.99%	2.835%	4.05%	4.455%
5% - 5.99%	3.465%	4.95%	5.445%
6% - 6.99%	4.095%	5.85%	6.435%
7% - 7.99%	4.725%	6.75%	7.425%
8%+	5.04%	7.20%	7.47%

Enhanced Withdrawal Fixed GLWB Rider:

The Bonus Rate for the Enhanced Withdrawal Fixed GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%

The Enhanced Withdrawal Fixed GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Roll-Up Fixed GLWB Rider:

The Roll-Up Rate used to determine the guaranteed minimum amount for the Roll-Up Fixed GLWB Rider is 5%. The

GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and
Statement of Additional Information dated December 23, 2015.

Please read this Supplement carefully and retain it for future reference.